ACQUISITION (Details)	9 Months Ended
Sep. 30, 2017 USD ($)
Provisional Purchase Consideration
Amount of consideration:	$ 6,140,000
Assets acquired and liabilities assumed at preliminary fair value
Cash	338,000
Accounts receivable	157,000
Prepaid taxes	311,000
Inventories	1,038,000
Financing costs	52,000
Property and equipment	6,900,000
Other assets	85,000
Accounts payable and accrued expenses	(175,000)
Uncertain tax position	(129,000)
Deferred tax liability	(2,135,000)
Other liabilities	(28,000)
Net tangible assets acquired	6,414,000
Identifiable intangible assets
Intangible assets *	[1]
Total Identifiable Intangible Assets
Total net assets acquired	6,414,000
Consideration paid	6,140,000
Preliminary gain on bargain purchase	$ 274,000

[1]	The Company is reviewing for potential intangible assets which may potentially change the intangible assets.